Financial instruments and commitments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of contractual maturities of financial liabilities and purchase commitments
The following are the contractual maturities of financial liabilities and purchase commitments, including estimated interest payments, as at December 31, 2023:

	Contractual cash flows
	Carrying amount	Total	Less than 1 year	1 to 5 years	More than 5 years
	$	$	$	$	$
Trade and other payables (excluding sales tax)	172,120	172,120	172,120	—	—
Due to merchants	1,455,376	1,455,376	1,455,376	—	—
Credit facility	1,248,270	2,029,633	128,042	604,105	1,297,486
Lease liabilities	12,274	13,032	4,859	6,897	1,276
Other liabilities (a)	18,233	17,750	7,586	10,164	—
Contractual commitments	N/A	75,000	6,833	48,730	19,437
	2,906,273	3,762,911	1,774,816	669,896	1,318,199
Segregated funds	(1,455,376)	(1,455,376)	(1,455,376)	—	—
	1,450,897	2,307,535	319,440	669,896	1,318,199
(a) Other liabilities includes deferred revenue which will not require contractual cash flows.

Schedule of foreign exchange currency exposures and effects on equity and net income
The following table provides an indication of the Company’s significant foreign exchange currency exposures as stated in US dollars at the following dates:

	CAD	EUR	MXN	ILS	Other	Total
	$	$	$	$	$	$
December 31, 2023
Cash	2,106	19,525	15,532	3,311	17,512	57,986
Trade and other receivables	19,819	3,954	1,618	425	5,837	31,653
Trade and other payables	(20,958)	(24,435)	(26,487)	(12,548)	(9,802)	(94,230)
Lease liabilities	—	(1,511)	—	(918)	(1,234)	(3,663)
Net financial position exposure	967	(2,467)	(9,337)	(9,730)	12,313	(8,254)

December 31, 2022
Net financial position exposure	(790)	18,720	—	(12,632)	12,469	17,767
A 10% strengthening of the above currencies against the US dollar would have affected the measurement of financial instruments denominated in these currencies and affected equity and net income by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant and ignores any impact of forecast sales and purchases.

	CAD	EUR	MXN	ILS	Other	Total
	$	$	$	$	$	$
2023
Increase (decrease) on equity and net loss	97	(247)	(934)	(973)	1,231	(826)

2022
Increase (decrease) on equity and net income	(79)	1,872	—	(1,263)	1,247	1,777

Schedule of exposure to interest rate risk	The Company’s exposure to interest rate risk as at December 31, 2023 and 2022 is as follows:

Cash and cash equivalents	Variable interest rate
Segregated funds	Variable interest rate
Loan receivable	Fixed interest rate
Derivative financial asset and financial liability - Interest rate swap	Note 21
Loans and borrowings	Note 12